Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Schedule of financial information of geographical segments

For the year ended December 31, 2023:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Recurring - non-capital	230	5,126	1,450	6,806
Capital equipment	—	—	393	393
	230	5,126	1,843	7,199

For the year ended December 31, 2022:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Recurring - non-capital	504	3,177	996	4,677
Capital equipment	986	218	800	2,004
	1,490	3,395	1,796	6,681

Other financial information by segment as at December 31, 2023:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	34,257	4,067	1,952	82	3,553	43,911
Intangible assets	490	—	—	—	—	490
Property and equipment	158	751	—	—	—	909
Right-of-use assets	616	—	—	—	—	616
Amortization of intangible assets	202	—	—	—	—	202
Depreciation of property and equipment	57	670	—	—	—	727
Depreciation of right-of-use assets	217	—	—	—	—	217

Other financial information by segment as at December 31, 2022:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	57,694	3,010	1,288	56	2,373	64,421
Intangible assets	680	—	—	—	—	680
Property and equipment	212	687	—	—	—	899
Right-of-use assets	818	—	—	—	—	818
Amortization of intangible assets	704	—	—	—	—	704
Depreciation of property and equipment	59	613	—	—	—	672
Depreciation of right-of-use assets	219	—	—	9	—	228